Expense Example (Invesco European Small Company Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco European Small Company Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 714
3 Years	1,059
5 Years	1,427
10 Years	2,458
Class B, Invesco European Small Company Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	749
3 Years	1,067
5 Years	1,511
10 Years	2,611
Class C, Invesco European Small Company Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	349
3 Years	767
5 Years	1,311
10 Years	2,796
Class Y, Invesco European Small Company Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	149
3 Years	462
5 Years	797
10 Years	$ 1,746